Document and Entity Information	Nov. 25, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001359841
Document Type	8-K
Document Period End Date	Nov. 25, 2025
Entity Registrant Name	HANESBRANDS INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-32891
Entity Tax Identification Number	20-3552316
Entity Address, Address Line One	101 North Cherry Street
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27101
City Area Code	(336)
Local Phone Number	519-8080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	HBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false